INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2015
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

        Intangible assets, net, consisted of the following:

	As of February 28, 2014	As of February 28, 2015
Domain names	$2,077,796	$2,077,796
Copyrights	1,648,532	1,648,532
Partnership agreement	349,783	349,783
Trade name	1,034,312	2,145,262
Student base	221,082	221,082
Non-compete agreement	49,846	49,846
Education license	4,509	144,074
Customer relationship	426,839	426,839
Concession	—	404,523
Technology	—	63,801
User base	—	193,000

Total cost of intangible assets	5,812,699	7,724,538
Less: accumulated amortization	(3,389,169)	(4,126,372)
Add: foreign exchange difference	112,063	89,089

	$2,535,593	$3,687,255

        Domain names and copyrights were acquired from third parties and the rest of intangible assets were recorded as a result of acquisitions.

        The Group recorded amortization expense of $343,578, $461,482 and $737,203 for the years ended February 28, 2013, 2014 and 2015, respectively.

        Estimated amortization expenses of the existing intangible assets for the next five years are $861,522, $810,858, $492,685, $412,327 and $268,022, respectively.